16 Borrowings (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction	R$ 435,000
Borrowings	29,016,976	R$ 24,898,156
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	27,651,467	24,161,801
Export Prepayment [Member]
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction	135,000
Borrowings	R$ 457,712	499,460
Export Prepayment [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	January 2013
Maturity	November 2022
Charges (% per year)	US dollar exchange variation + semiannual Libor + 1.10
Export Prepayment [Member]
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction	R$ 100,000
Borrowings	R$ 405,581
Export Prepayment [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	September 2017
Maturity	March 2027
Charges (% per year)	US dollar exchange variation + semiannual Libor + 1.61
Export Prepayment [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	October 2019
Maturity	October 2024
Charges (% per year)	US dollar exchange variation + semiannual Libor + 1.75
Export Prepayment [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction	R$ 200,000
Borrowings	R$ 863,293	R$ 810,542